Basis for preparation and presentation of consolidated financial statements	12 Months Ended
Dec. 31, 2024
Basis for preparation and presentation of consolidated financial statements
Basis for preparation and presentation of consolidated financial statements

2.    Basis for preparation and presentation of consolidated financial statements

2.1  Statement of compliance

These consolidated financial statements of the Group have been prepared and are presented in accordance with the International Financial Reporting Standards – Accounting Standards as issued by the International Accounting Standards Board (“IFRS – Accounting Standards”).

The issuance of these consolidated financial statements was authorized by the Group’s Board of Directors and Audit Committee on March 28, 2025.

2.2   Basis of measurement

The consolidated financial statements have been prepared under the historical cost convention, except for the following significant items measured at fair value:

•	Short-term investments which are classified as cash and cash equivalents.
•	Short-term investments;
•	Cash-settled shared-based payment arrangements; and
•	Derivative financial instruments.

2.3    Consolidation

The consolidated financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect controlled entities (“subsidiaries’’). These subsidiaries are consolidated when the Parent Company is exposed or has rights to variable returns from its involvement with the investee and has the ability to direct the significant activities of the investee.

Intercompany balances and transactions, and any unrealized income and expenses (except for foreign currency translation gains or losses) arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

2.4    Functional and presentation currency

The financial statements of the Parent Company and its subsidiaries are measured using the currency of the primary economic environment in which the entity operates (‘‘functional currency’’), which in the case of the Parent Company is the Brazilian Real (‘‘R$’’).

2.4.1 Changes in presentation currency

The Parent Company changed its presentation currency from R$ to US dollars (“US$”) to enhance the comparability of the Group´s financial information with those of its international peers and to better reflect the global nature of its business operations. The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively. The consolidated financial statements for all periods presented have been translated into the new presentation currency.

These consolidated financial statements are presented in US$, together with the comparative information as of December 31, 2023 and January 1, 2023 and for the three years ended December 31, 2024. For comparative purposes, historical consolidated financial statements were recast in US$ by translating assets and liabilities at the closing exchange rate in effect at the end of the respective period, revenues and expenses, as well as cash flows at the average exchange rates for the respective period and equity transactions at historical rates. Any exchange differences arising from the translation of the consolidated financial statements were recognized as cumulative translation adjustments (“CTA”) within accumulated other comprehensive income in the consolidated statements of changes in equity. Earnings per share have also been restated to U.S. dollars to reflect the change in presentation currency.

The change in presentation currency resulted in the following impact on January 1 2023 for the opening consolidated statement of financial position:

	As of January 1, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Consolidated statement of financial position
Current assets	1,071,291	(865,973)	205,318
Non-current assets	1,931,667	(1,561,452)	370,215
Total assets	3,002,958	(2,427,425)	575,533

Current liabilities	729,865	(589,982)	139,883
Non-current liabilities	965,120	(780,150)	184,970
Total liabilities	1,694,985	(1,370,132)	324,853

Equity
Share capital	37	(30)	7
Share premium	946,173	(771,527)	174,646
Capital reserves	203,218	(163,904)	39,314
Retained earnings reserve	221,667	(179,616)	42,051
Other comprehensive income (loss)	(63,122)	57,784	(5,338)
Total equity	1,307,973	(1,057,293)	250,680

The change in presentation currency resulted in the following impact on December 31, 2023 for the consolidated statement of financial position:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Consolidated statement of financial position
Current assets	912,136	(723,729)	188,407
Non-current assets	1,804,755	(1,431,972)	372,783
Total assets	2,716,891	(2,155,701)	561,190

Current liabilities	455,278	(361,238)	94,040
Non-current liabilities	850,362	(674,715)	175,647
Total liabilities	1,305,640	(1,035,953)	269,687

Equity
Share capital	37	(30)	7
Share premium	980,893	(799,801)	181,092
Capital reserves	174,153	(140,208)	33,945
Retained earnings reserve	354,240	(285,826)	68,414
Other comprehensive income (loss)	(98,072)	106,117	8,045
Total equity	1,411,251	(1,119,748)	291,503

The change in presentation currency resulted in the following impact on December 31, 2022 for the consolidated statement of profit or loss:

	As of December 31, 2022
	As previously reported in R$	Presentation currency change	As recasted in US$
Gross profit	762,491	(614,686)	147,805
Operating expenses net	(488,573)	393,816	(94,757)
Operating profit before net finance costs and income tax expense	273,918	(220,870)	53,048
Net finance costs	(73,646)	59,421	(14,225)
Profit before income tax	200,272	(161,449)	38,823
Total income tax expense	(104,562)	84,446	(20,116)
Profit for the year	95,710	(77,003)	18,707
Controlling shareholders	95,710	(77,003)	18,707
Profit for the year	95,710	(77,003)	18,707
Earnings per share
Earnings per share – basic	0.72	(0.58)	0.14
Earnings per share – diluted	0.71	(0.57)	0.14

The change in presentation currency resulted in the following impact on the December 31, 2023 consolidated statement of profit or loss:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Gross profit	745,724	(596,514)	149,210
Operating expenses net	(460,248)	368,004	(92,244)
Operating profit before net finance costs and income tax expense	285,476	(228,510)	56,966
Net finance costs	(76,181)	60,914	(15,267)
Profit before income tax	209,295	(167,596)	41,699
Total income tax expense	(76,722)	61,386	(15,336)
Profit for the year	132,573	(106,210)	26,363
Controlling shareholders	132,573	(106,210)	26,363
Profit for the year	132,573	(106,210)	26,363
Earnings per share
Earnings per share – basic	0.97	(0.78)	0.19
Earnings per share – diluted	0.95	(0.76)	0.19

The change in presentation currency resulted in the following impact on December 31, 2022 for the consolidated statement of other comprehensive income:

	As of December 31, 2022
	As previously reported in R$	Presentation currency change	As recasted in US$
Profit for the year	95,710	(77,003)	18,707
Items that will not be reclassified to profit or loss	-	13,187	13,187
Items that are or may be reclassified subsequently to statement of profit or loss – net of taxes	(100,372)	80,815	(19,557)
Total comprehensive income for the year	(4,662)	16,999	12,337

Total comprehensive income attributed to
Owners of the Company	(4,662)	16,999	12,337
Total comprehensive income for the year	(4,662)	16,999	12,337

The change in presentation currency resulted in the following impact on December 31, 2023 for the consolidated statement of other comprehensive income:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Profit for the year	132,573	(106,210)	26,363
Items that will not be reclassified to statement of profit or loss	-	20,516	20,516
Items that are or may be reclassified subsequently to statement of profit or loss – net of taxes	(34,950)	27,817	(7,133)
Total comprehensive income for the year	97,623	(57,877)	39,746

Total comprehensive income attributed to
Owners of the Company	97,623	(57,877)	39,746
Total comprehensive income for the year	97,623	(57,877)	39,746

The change in presentation currency resulted in the following impact on December 31, 2022 for the consolidated statement of cash flows:

	As of December 31, 2022
	As previously reported in R$	Presentation currency change	As recasted in US$
Cash generated from operating activities	36,092	(30,740)	5,352
Cash flows from investing activities	(82,560)	65,770	(16,790)
Cash flows from financing activities	100,663	(82,362)	18,301
Net increase in cash and cash equivalents	54,195	(47,332)	6,863
Cash and cash equivalents as of January 1st	135,727	(111,405)	24,322
Exchange variation effect on cash and cash equivalents	(4,195)	8,606	4,411
Cash and cash equivalents as of December 31st	185,727	(150,131)	35,596

The change in presentation currency resulted in the following impact on December 31, 2023 for the consolidated statement of cash flows:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Cash generated from operating activities	295,242	(235,951)	59,291
Cash flows from investing activities	66,189	(52,910)	13,279
Cash flows from financing activities	(333,315)	266,041	(67,274)
Net increase in cash and cash equivalents	28,116	(22,820)	5,296
Cash and cash equivalents as of January 1st	185,727	(150,131)	35,596
Exchange variation effect on cash and cash equivalents	(2,205)	5,028	2,823
Cash and cash equivalents as of December 31st	211,638	(167,923)	43,715

2.5   Accounting judgment, estimates and assumptions

The preparation of these consolidated financial statements requires Management to exercise judgment, make estimates, and adopt assumptions that impact the reported amounts of revenues, expenses, assets, and liabilities. However, the inherent uncertainty associated with these judgments, assumptions, and estimates may lead to substantial adjustments to the carrying amounts of assets, liabilities, income, and expenses in future periods.

Information about judgments made in the application of accounting policies that have the most significant effects on the amounts recognized in the financial statements are included in the note 12 – lease term: whether the Group is reasonably certain to exercise extension options.

The Group reviews the estimates and underlying assumptions used in its accounting estimates in each reporting period. Revisions to accounting estimates are recognized in the period in which the estimates are revised.

The significant estimates and assumptions applied by the Group in the preparation of these financial statements are as follows:

Description	Note
Expected credit losses (“ECL”): measurement of ECL allowance for accounts receivable and contract assets – key assumptions in determining the weighted-average loss rate.	3.4 and 6
Deferred tax assets: recognition of deferred tax assets – availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.	3.7 and 24
Impairment of non-current assets: impairment test of goodwill – key assumptions underlying recoverable amounts.	11.1
Provisions: recognition and measurement of provisions – key assumptions about the likelihood and magnitude of an outflow of resources.	18
Fair values estimate: estimating the fair value using inputs that are observable for the asset or liability – Level 2.	26.1